Accounts Receivable (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure Of Accounts Receivables [Line Items]
Provision for doubtful accounts	$ 25	$ 60